Exploration & Evaluation Asset (Details Narrative)	9 Months Ended
Sep. 30, 2022 a m² ft²
Exploration Evaluation Asset
Oil and gas acreage, undeveloped, net | a	98,205
Commitment period of exploration and geophysical work stage	3 years
Initial term for data evaluation stage	4 years
Initial term for drilling stage	5 years
New well bore required to be drilled in meters | m²	10,000
New well bore required to be drilled in feet | ft²	32,800